Income Taxes (Tables)	12 Months Ended
Jan. 02, 2016
Income Taxes [Abstract]
Schedule Of Income Tax Expense (Benefit)

Income tax expense (benefit) included in income from net earnings consists of the following:

	Year ended
	2013	2014	2015

Current
Federal	$ 26,233	$ 22,362	$ 17,492
State	94	1,056	464
Foreign	9,626	16,265	32,198

Total Current	35,953	39,683	50,154

Deferred
Federal	5,507	(1,096)	(5,220)
State	(5)	(43)	(155)
Foreign	(3,898)	473	3,138

Total Deferred	1,604	(666)	(2,237)

	$ 37,557	$ 39,017	$ 47,917

Reconciliation Of Income Tax Provision

The income tax provision, as reconciled to the tax computed at the federal statutory rate of 35% for 2013, 2014, and
2015, is as follows:
	Year ended
	2013	2014	2015

Federal income taxes at statutory rate	$ 40,803	$ 40,479	$ 49,906
State income taxes, net of federal tax benefit	102	653	670
Qualified production activities deduction	(1,700)	(887)	(952)
Foreign rate differential	(890)	(603)	(461)
U.S. research credit	(206)	(293)	(425)
All other, net	(552)	(332)	(821)

	$ 37,557	$ 39,017	$ 47,917

Schedule Of Deferred Taxes

The significant categories of deferred taxes are as follows:
	January 3,	January 2,
	2015	2016
Deferred tax assets
Inventory	$ 3,024	$ 3,341
Accruals not currently deductible	4,427	5,892
Equity-based compensation expense	2,822	4,476
Intangible assets	10,107	9,283
Net operating losses	526	110
Accumulated other comprehensive income	-	988
Other	4,543	3,428

Gross deferred tax assets	25,449	27,518
Valuation allowance	(526)	(607)

Net deferred tax assets	24,923	26,911

Deferred tax liabilities
Depreciation/amortization	(6,171)	(6,137)
Accumulated other comprehensive income	(1,994)	-
Prepaid expenses	(1,431)	(1,566)
Intangible assets	(10,107)	(9,283)
Other	(5,473)	(4,663)

Gross deferred tax liabilities	(25,176)	(21,649)

Net deferred taxes	$ (253)	$ 5,262

The Components of deferred taxes, net on a jurisdiction basis are as follows:

	January 3,	January 2,
	2015	2016

Net current deferred tax assets	$ 9,683	$ 9,674
Net noncurrent deferred tax assets	5,933	9,844
Net current deferred tax liabilities	(5,268)	(4,434)
Net noncurrent deferred tax liabilities	(10,601)	(9,822)

Net deferred taxes	$ (253)	$ 5,262